Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Repurchase of shares for treasury (in shares)	2,000,000	4,000,000
Stock issued under stock-based compensation plans (in shares)	665,380	458,506	960,656
Stock issued under 401(k) Plan (in shares)	200,742	204,823	230,915
Dividends per common share (in dollars per share)	$ 2.26	$ 2.01	$ 1.76
Treasury stock, at cost
Repurchase of shares for treasury (in shares)	2,222,937	3,951,215	1,488,890